Financial Assets at Amortised Cost (Details) - Schedule of Debt Instruments at Amortized Cost - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Debt Instruments at Amortized Cost [Line Items]
Total	$ 5,525,242	$ 5,176,005
Impairment on debt financial instruments
Schedule of Debt Instruments at Amortized Cost [Line Items]
Total	(1,145)	(1,074)
Chilean Central Bank and Government securities
Schedule of Debt Instruments at Amortized Cost [Line Items]
Debt instrument at amortized cost	5,098,597	4,852,552
Chilean Central Bank and Government securities | Chilean Central Bank financial instruments
Schedule of Debt Instruments at Amortized Cost [Line Items]
Debt instrument at amortized cost	0	0
Chilean Central Bank and Government securities | Chilean Treasury bonds and notes
Schedule of Debt Instruments at Amortized Cost [Line Items]
Debt instrument at amortized cost	5,098,597	4,852,552
Chilean Central Bank and Government securities | Other Chilean government financial instruments
Schedule of Debt Instruments at Amortized Cost [Line Items]
Debt instrument at amortized cost	0	0
Chilean Central Bank and Government securities | of which sold under repurchase agreement
Schedule of Debt Instruments at Amortized Cost [Line Items]
Debt instrument at amortized cost	1,267,464	0
Foreign debt financial instruments | Gross balance
Schedule of Debt Instruments at Amortized Cost [Line Items]
Total	427,790	324,527
Foreign debt financial instruments | Other Chilean debt financial instruments
Schedule of Debt Instruments at Amortized Cost [Line Items]
Debt instruments at fair value through other comprehensive income	$ 427,790	$ 324,527